TAXATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current income tax expense
PRC entities		98,056	93,081	84,936
Total		98,056	93,081	84,936
Deferred income tax expense (benefit)
PRC entities		2,252	2,498	(3,880)
Total	372	2,252	2,498	(3,880)
Income tax expense
PRC entities		100,308	95,579	81,056
Total	$ 16,570	100,308	95,579	81,056